Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Bridges Investment Fund
Shareholder Report [Line Items]
Fund Name	Bridges Investment Fund®
Class Name	Bridges Investment Fund
Trading Symbol	BRGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridges Investment Fund for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgesfund.com/resources/. You can also request this information by contacting us at 1-866-934-4700.
Additional Information Phone Number	1-866-934-4700
Additional Information Website	www.bridgesfund.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bridges Investment Fund	$81	0.71%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024,  the Fund outperformed its benchmark, the S&P 500 Index. We believe this outperformance was attributable to our security selection and weighting decisions related to Large Cap technology businesses relative to the benchmark.
POSITIONING
Throughout 2024, the Fund benefited from being overweight large technology companies such as NVIDIA, Amazon, and Meta relative to the benchmark. We believe many of the Fund’s largest holdings benefited from increased investor expectations for improving profitability and the potential for accelerated earnings growth in the future. While we can’t be certain of improving fundamentals or accelerating growth, we feel the Fund is well-positioned for what lies ahead.

Top Contributors
↑	NVIDIA
↑	Amazon
↑	Meta Platforms (formerly Facebook)

Top Detractors
↓	Adobe
↓	Old Dominion Freight Line
↓	Ulta Beauty

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Bridges Investment Fund TF (without sales charge)	27.80	15.03	12.87
S&P 500 TR	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.bridgesfund.com/resources/ for more recent performance information. Visit www.bridgesfund.com/resources/ for more recent performance information.
Net Assets	$ 233,913,350
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 1,169,233
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$233,913,350
Number of Holdings	39
Net Advisory Fee	$1,169,233
Portfolio Turnover	6%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Amazon.com, Inc.	9.4%
Microsoft Corp.	9.1%
Alphabet, Inc.	8.4%
NVIDIA Corp.	7.8%
Apple, Inc.	7.5%
Mastercard, Inc.	4.3%
Meta Platforms, Inc.	4.3%
Palo Alto Networks, Inc.	4.1%
Visa, Inc.	3.5%
ServiceNow, Inc.	3.2%

Top Sectors	(% of Net Assets)
Manufacturing	24.7%
Finance and Insurance	17.0%
Information	16.2%
Retail Trade	15.2%
Professional, Scientific, and Technical Services	11.5%
Administrative and Support and Waste Management and Remediation Services	7.8%
Transportation and Warehousing	4.3%
Wholesale Trade	1.3%
Mining, Quarrying, and Oil and Gas Extraction	0.8%
Cash & Other	1.2%

Industry	(% of Net Assets)
Computer and Electronic Product Manufacturing	20.8%
Publishing Industries	11.9%
Professional, Scientific, and Technical Services	11.5%
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers	9.4%
Insurance Carriers and Related Activities	8.5%
Administrative and Support Services	7.8%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities	4.7%
Web Search Portals, Libraries, Archives, and Other Information Services	4.3%
Truck Transportation	3.0%
Cash & Other	18.1%

Updated Prospectus Web Address	www.bridgesfund.com/resources/